CONDENSED BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 305,093	$ 773,086
Prepaid expenses	179,988	166,079
Total Current Assets	485,081	939,165
Cash and securities held in Trust Account	230,016,101	229,967,028
Total Assets	230,501,182	230,906,193
Current Liabilities
Accrued expenses	187,708	84,754
Warranty liability	70,625,000	19,780,000
Deferred underwriting fee payable	8,050,000	8,050,000
Total Current Liabilities	78,862,708	27,914,754
Commitments and Contingencies
Common stock subject to possible redemption;	146,638,470	197,991,430
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized
Common stock	1,409	895
Additional paid in capital	58,845,226	7,492,780
Accumulated deficit	(53,846,631)	(2,493,666)
Total Stockholders' Equity	5,000,004	5,000,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 230,501,182	$ 230,906,193